Business Combination - Summary of Net Proceeds from Business Combination and PIPE Financing Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Aug. 11, 2021
PIPE Financing [Member]
Business Acquisition [Line Items]
Cash	$ 186,100
BCTG's Trust Account [Member]
Business Acquisition [Line Items]
Cash	156,013
BCTG Business Combination and PIPE Financing [Member]
Business Acquisition [Line Items]
Less transaction costs and advisory fees paid	(15,836)
Net cash proceeds from the Business Combination and PIPE Financing	326,277
Net contributions from Business Combination and PIPE Financing	326,280
BCTG Acquisition Corp [Member]
Business Acquisition [Line Items]
Less transaction costs and advisory fees paid		$ (26,900)
Add: non-cash net assets assumed from BCTG	$ 3